Trade Receivables - Group's trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 82,525	$ 46,141	[1]
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	83,044	46,770
Trade receivables
Disclosure of detailed information about financial instruments [line items]
ECL allowances	$ (519)	$ (629)		$ (116)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.